Significant Accounting Policies (Details 4) (Detail)	12 Months Ended
Dec. 31, 2015
Computer and equipment
Property and Equipment
Property and equipment estimated useful lives	4 years
Furniture and fixtures
Property and Equipment
Property and equipment estimated useful lives	4 years
Purchased software applications
Property and Equipment
Property and equipment estimated useful lives	3 years
Vehicles
Property and Equipment
Property and equipment estimated useful lives	4 years